Note 7 - Property and Equipment (Details) (USD $)	12 Months Ended		42 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation	$ 16,000	$ 7,000	$ 26,000